Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Investments [Abstract]
Schedule of Short-Term Investments Balance	Short-term investments represent structured deposits with maturities of less than one year. Short-term investments balance as of December 31, 2020 and 2021 is primarily denominated in the following currencies:

	As of December 31, 2020		As of December 31, 2021
		RMB		RMB
	Amount	equivalent	Amount	equivalent
US$	12,045	78,594	-	-
RMB	617,457	617,457	828,867	828,867
Total		696,051		828,867